Note 6 - Credit Facilities and Capital Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Twelve-month period ending June 30,
2014	$6,970
2015	7,120
2016	5,476
2017	2,065
Total	21,631
Less: imputed interest	(960)
Net capital lease obligation	$20,671

Year ending December 31,
2013	$6,049
2014	5,821
2015	4,618
2016	1,931
Total	18,419
Less: imputed interest	(920)
Net capital lease obligation	$17,499